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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-05686
AIM Investment Securities Funds (Invesco Investment Securities Funds)*

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 9/30
Date of reporting period: 12/31/10
*	The Fund included is Invesco Van Kampen Government Securities Fund.

Item 1. Schedule of Investments.

Invesco Van Kampen Government Securities Fund
Quarterly Schedule of Portfolio Holdings
December 31, 2010
invesco.com/us
VK-GOV-QTR-1 12/10
Invesco Advisers, Inc.

Schedule of Investments
December 31, 2010
(Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mortgage Backed Securities 50.3%
$12,702	Federal Home Loan Mortgage Corp.	4.500%	01/01/40	$13,071,753
12,565	Federal Home Loan Mortgage Corp.	5.000	07/01/35 to 01/01/40	13,255,113
16,605	Federal Home Loan Mortgage Corp.	5.500	01/01/37 to 11/01/39	17,794,104
11,632	Federal Home Loan Mortgage Corp.	6.000	04/01/29 to 07/01/38	12,615,786
2,919	Federal Home Loan Mortgage Corp.	6.500	03/01/26 to 12/01/35	3,288,166
13,500	Federal Home Loan Mortgage Corp. (a)	6.500	12/01/33	15,181,716
883	Federal Home Loan Mortgage Corp.	7.500	11/01/20 to 05/01/35	1,012,837
459	Federal Home Loan Mortgage Corp.	8.000	08/01/32	538,358
496	Federal Home Loan Mortgage Corp.	8.500	08/01/31	592,865
27,345	Federal Home Loan Mortgage Corp., January (a)	4.500	TBA	28,028,625
8,646	Federal National Mortgage Association	4.500	08/01/39	8,912,174
65,912	Federal National Mortgage Association	5.000	06/01/23 to 03/01/40	69,592,200
26,776	Federal National Mortgage Association	5.500	09/01/34 to 08/01/38	28,758,726
13,589	Federal National Mortgage Association	5.500	01/01/36	14,615,679
34,059	Federal National Mortgage Association	6.000	07/01/14 to 10/01/38	37,196,588
12,788	Federal National Mortgage Association	6.500	05/01/11 to 10/01/38	14,364,721
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Government Securities Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mortgage Backed Securities (continued)
$1,152	Federal National Mortgage Association	7.000%	08/01/14 to 07/01/34	$1,312,384
1,474	Federal National Mortgage Association	7.500	07/01/11 to 08/01/37	1,678,685
1,060	Federal National Mortgage Association	8.000	04/01/33	1,225,303
976	Federal National Mortgage Association	8.500	10/01/32	1,133,222
16	Federal National Mortgage Association (FHA/VA)	8.500	09/01/24	15,824
30	Federal National Mortgage Association	12.000	03/01/13 to 01/01/16	34,835
12,370	Federal National Mortgage Association (a)	3.500	TBA	12,458,916
46,070	Federal National Mortgage Association (a)	4.000	TBA	46,274,530
8,925	Government National Mortgage Association (a)	4.500	TBA	9,268,059
12,196	Government National Mortgage Association	5.500	01/15/39	13,194,103
616	Government National Mortgage Association	6.000	12/15/28	680,442
1,228	Government National Mortgage Association	6.500	06/15/23 to 02/15/29	1,393,648
941	Government National Mortgage Association	7.000	01/15/23 to 12/15/27	1,074,351
1,108	Government National Mortgage Association	7.500	11/15/32	1,275,455
1,032	Government National Mortgage Association	8.000	12/15/16 to 10/15/25	1,170,190
668	Government National Mortgage Association	8.500	07/15/30	778,974
78	Government National Mortgage Association	9.000	04/15/18 to 12/15/19	85,654
136	Government National Mortgage Association II	6.000	04/20/29	150,279

	Total Mortgage Backed Securities 50.3%			372,024,265

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Government Securities Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	United States Treasury Obligations 24.5%
$2,500	United States Treasury Bonds	3.500%	02/15/39	$2,153,516
16,800	United States Treasury Bonds	4.625	02/15/40	17,592,750
20,320	United States Treasury Bonds	7.500	11/15/24	28,454,350
6,500	United States Treasury Bonds	7.875	02/15/21	9,064,453
3,000	United States Treasury Bonds	9.000	11/15/18	4,326,094
23,000	United States Treasury Notes	1.750	07/31/15	22,920,937
5,500	United States Treasury Notes	2.125	11/30/14	5,633,203
14,500	United States Treasury Notes	2.375	10/31/14	15,005,234
62,000	United States Treasury Notes (b)	2.375	02/28/15	63,879,375
11,500	United States Treasury Notes	3.500	05/15/20	11,778,516

	Total United States Treasury Obligations 24.5%			180,808,428

	Collateralized Mortgage Obligations 25.3%
3,989	FDIC Structured Sale Guaranteed Notes (c)(d)	0.811	02/25/48	3,914,181
9,045	Federal Home Loan Mortgage Corp. (REMIC) (c)	0.560	03/15/36	9,066,172
14,678	Federal Home Loan Mortgage Corp. (REMIC) (c)	0.660	04/15/28 to 06/15/37	14,741,448
15,261	Federal Home Loan Mortgage Corp. (REMIC)	0.850	03/15/13	15,264,270
4,172	Federal Home Loan Mortgage Corp. (REMIC)	3.770	09/15/17	4,301,922
5,597	Federal Home Loan Mortgage Corp. (REMIC)	3.840	09/15/17	5,774,326
2,748	Federal Home Loan Mortgage Corp. (REMIC)	4.000	05/15/19	2,877,359
4,842	Federal Home Loan Mortgage Corp. (REMIC)	4.160	07/15/17	4,993,396
5,317	Federal Home Loan Mortgage Corp.(REMIC)	4.250	01/15/19	5,569,430
4,202	Federal Home Loan Mortgage Corp. (REMIC)	4.380	05/15/17	4,336,982
12,031	Federal Home Loan Mortgage Corp.(REMIC)	4.500	06/15/19 to 01/15/25	12,526,295
5,267	Federal Home Loan Mortgage Corp. (REMIC)	5.750	05/15/36	5,629,524
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Government Securities Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Collateralized Mortgage Obligations (continued)
$8,983	Federal National Mortgage Association (REMIC) (c)	0.561%	05/25/36	$9,001,386
1,730	Federal National Mortgage Association (REMIC)	3.000	07/25/22	1,764,837
6,589	Federal National Mortgage Association (REMIC)	3.500	10/25/18 to 12/25/31	6,848,889
4,590	Federal National Mortgage Association (REMIC)	4.500	07/25/19	4,828,863
6,824	Federal National Mortgage Association (REMIC)	5.000	04/25/18	7,305,680
4,637	Federal National Mortgage Association (REMIC)	5.750	10/25/35	5,147,136
12,147	Federal National Mortgage Association (REMIC)	6.500	01/25/30 to 03/25/32	13,527,874
3,253	Federal National Mortgage Association(REMIC)	7.000	09/18/27	3,672,389
2,573	Government National Mortgage Association	4.000	02/20/38	2,702,573
29,991	Government National Mortgage Association	4.500	05/20/33 to 8/20/35	31,690,066
2,813	Government National Mortgage Association (c)	5.769	08/20/34	3,081,827
8,199	La Hipotecaria SA (Panama) (c)(d)	3.750	10/15/28	8,321,776

	Total Collateralized Mortgage Obligations 25.3%			186,888,601

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Government Securities Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	United States Government Agency Obligations 5.3%
$3,500	Federal Agircultural Mortgage Corp.	1.250%	12/06/13	$3,471,836
10,000	Federal Home Loan Bank	3.625	10/18/13	10,703,712
2,750	Federal Home Loan Mortgage Corp.	5.000	04/18/17	3,103,902
6,500	Federal National Mortgage Association	0.750	12/18/13	6,423,776
6,000	Federal National Mortgage Association	5.000	05/11/17	6,773,314
7,700	Tennessee Valley Authority, Ser D	4.875	12/15/16	8,622,118

	Total United States Government Agency Obligations 5.3%			39,098,658

	Agency Bonds 4.7%
	Banking 3.0%
21,600	GMAC, Inc.	2.200	12/19/12	22,211,504
	Banking-Savings and Loans 1.0%
7,070	US Central Federal Credit Union	1.900	10/19/12	7,217,427
	Noncaptive-Diversified 0.7%
4,800	Private Export Funding Corp.	4.300	12/15/21	4,954,448

	Total Agency Bonds 4.7%			34,383,379

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Government Securities Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Adjustable Rate Mortgage Backed Securities 1.7%
$1,499	Federal Home Loan Mortgage Corp. (c)	5.519%	01/01/38	$1,591,143
1,572	Federal Home Loan Mortgage Corp. (c)	5.785	05/01/37	1,672,270
2,752	Federal Home Loan Mortgage Corp. (c)	5.932	10/01/36	2,909,990
2,472	Federal Home Loan Mortgage Corp. (c)	5.936	12/01/36	2,616,302
3,798	Federal National Mortgage Association (c)	2.548	05/01/35	3,969,581

	Total Adjustable Rate Mortgage Backed Securities 1.7%			12,759,286

Total Long-Term Investments 111.8% (Cost $816,971,227)				825,962,617

Money Market Funds 1.1% Government & Agency Portfolio, Institutional Class (e) (Cost $8,250,133)				8,250,133

Total Investments 112.9% (Cost $825,221,360)				834,212,750

Liabilities in Excess of Other Assets (12.9%)				(95,118,077)

Net Assets 100.0%				$739,094,673

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Government Securities Fund

Percentages are calculated as a percentage of net assets.
Investment Abbreviations:
FHA/VA — Federal Housing Administration/Department of Veterans Affairs
REMIC — Real Estate Mortgage Investment Conduits
TBA — To be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.

Notes to Schedule of Investments:
(a)	Security purchased on a when-issued, delayed delivery or forward commitment basis.

(b)	All or a portion of this security has been physically segregated in connection with open futures contracts.

(c)	Interest or dividend rate is determined periodically. Rate shown is the rate in effect on December 31, 2010.

(d)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Government Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings
December 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent
Invesco Van Kampen Government Securities Fund

     pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors
Invesco Van Kampen Government Securities Fund

include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Other Risks — The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

F.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

G.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

H.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection
Invesco Van Kampen Government Securities Fund

with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles “GAAP” defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended December 31, 2010, there were no significant transfers between investment levels.
The following is a summary of the tiered valuation input levels, as of December 31, 2010.

	Level 1	Level 2	Level 3
Mortgage Backed Securities	$—	$372,024,265	$—	$372,024,265
United States Treasury Obligations	—	180,808,428	—	180,808,428
Collateralized Mortgage Obligations	—	186,888,601	—	186,888,601
United States Government Agency Obligations	—	39,098,658	—	39,098,658
Agency Bonds	—	34,383,379	—	34,383,379
Adjustable Rate Mortgage Backed Securities	—	12,759,286	—	12,759,286
Money Market Funds	8,250,133	—	—	8,250,133
Futures*	79,215	—	—	79,215

Total Investments	8,329,348	825,962,617	—	834,291,965

*	Unrealized appreciation.
Invesco Van Kampen Government Securities Fund

NOTE 3 — Derivative Investments
The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.
Value of Derivative Instruments at Period-End
The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of December 31, 2010:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Interest Rate Risk
Future Contracts(a)	$269,848	$(190,633)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.
Effect of Derivative Instruments for the three months ended December 31, 2010
The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement
of Operations
Futures *

Realized Gain (Loss)
Interest rate risk	$(1,893,792)

Change in Unrealized Appreciation
Interest rate risk	188,532
Total	$(1,705,260)

*	The average value of futures outstanding during the period was $91,381,246.
Invesco Van Kampen Government Securities Fund

Open Futures Contracts
				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

Ultra U.S. Treasury Bonds	78	March-2011/Long	$9,913,313	$(143,367)

U.S. Treasury 5 Year Notes	131	March-2011/Long	15,421,156	22,040

Subtotal			$25,334,469	$(121,327)

U.S. Treasury 30 Year Bonds	47	March-2011/Short	(5,739,875)	233,432

U.S. Treasury 10 Year Notes	103	March-2011/Short	(12,405,063)	(47,266)

U.S. Treasury 2 Year Notes	37	March-2011/Short	(8,099,531)	14,376

Subtotal			$(26,244,469)	$200,542

Total			$(910,000)	$79,215

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended December 31, 2010 was $8,471,625 and $10,255,846, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $423,960,967 and $497,965,709, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$12,417,730

Aggregate unrealized (depreciation) of investment securities	(4,569,237)

Net unrealized appreciation of investment securities	$7,848,493

Cost of investments for tax purposes is $826,364,257.
NOTE 5 — Significant Event
Following a number of meetings in September and October, 2010, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco US Government Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco Van Kampen Government Securities Fund

Item 2. Controls and Procedures.
(a)	As of December 14, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of December 14, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Investment Securities Funds (Invesco Investment Securities Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: March 1, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: March 1, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: March 1, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.